Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Classification	December 31, 2021	December 31, 2020
Buildings and leasehold improvements	$135,804	$42,601
Equipment and machinery	836,622	171,179
Office furniture and equipment	53,725	2,613
Transportation equipment	864,121	213,850
Total	1,890,272	430,243
Less: Accumulated depreciation	(194,961)	(31,740)
Property and equipment, net	$1,695,311	$398,503